UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc. 8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Short Duration Bond Fund (Initial Class and Class L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great-West Short Duration Bond Fund’s strategy reflects expectations for a recovery in the capital markets, increased economic activity and flat to modestly increasing short rates. In 2013, the strategy targeted investment of cash flows in corporate sectors. Commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) remain out-of-Benchmark allocations in the Fund; CMBS spreads are fair vs. corporates, and the positions will be opportunistically swapped into higher yielding asset classes/sectors of the corporate market over time. Fund duration was actively managed through the year, from long 0.4 year relative to the Barclays 1–3 Year U.S. Credit Bond Index (the “Benchmark”) duration at the beginning of the 2013 to -0.2 year at the end of 2013.

For the 12 month period ended December 31, 2013, the Fund (Initial Class shares) returned 1.39% net of fees. Performance relative to the Benchmark was driven by issue selection within credit and an underweight to non-corporate credit (Sovereign, Supranational, Foreign Agency, and Foreign Local Government) in favor of out-of-Benchmark allocations to CMBS and ABS securities.

Fixed income returns were positive across asset classes in the short duration space in 2013, as the Federal Reserve kept the Fed Funds rate at 0.0% to 0.25% throughout the year. The corporate 1-3 constituent led all other short duration constituents, with finance as the best performing short duration subsector.

Rates remained relatively low across the curve as the Federal Reserve implemented additional quantitative easing, and economic activity remained modest. In this low yield environment, demand for spread product consistently outstripped supply, resulting in ongoing spread tightening across all asset classes. Investment grade spreads are close to long-term historical levels.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Barclays 1-3 Year Credit Bond Index
	10,000.00	10,000.00
2004	10,212.00	10,181.00
2005	10,479.55	10,373.42
2006	11,085.27	10,856.82
2007	11,610.71	11,503.89
2008	11,649.03	11,538.86
2009	12,816.26	12,876.21
2010	13,738.47	13,410.58
2011	14,132.76	13,645.26
2012	14,821.03	14,148.77
2013	15,026.64	14,354.01

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/ Since Inception
Initial Class	1.39%	5.18%	4.14%
Class L	1.35%	--	1.58%*

*Since inception on October 15, 2012.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2013

Moody’s Rating	% of Fund Investments
A1	3.38%
A2	5.97%
A3	7.19%
Aa1	1.10%
Aa2	1.98%
Aa3	1.37%
Aaa	18.41%
Ba3	1.62%
Baa1	18.20%
Baa2	16.02%
Baa3	10.32%
Caa3	0.45%
Not Rated	10.84%
Short Term Investments	3.15%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/29/13)	(12/31/13)	(06/29/13 – 12/31/13)
Initial Class
Actual	$1,000.00	$1,012.70	$3.12*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$3.13*

Class L
Actual	$1,000.00	$1,012.10	$4.43**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$4.45**

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

** Expenses are equal to the Fund’s annualized expense ratio of 0.86% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

ASSET-BACKED SECURITIES
$ 757,494	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a) 3.85%, 01/14/2029	$	789,629
	Avis Budget Rental Car Funding AESOP LLC(a)
2,315,000	Series 2010-3A , Class A 4.64%, 05/20/2016		2,417,821
2,550,000	Series 2012-1A , Class A 2.05%, 08/20/2016		2,588,056
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017		519,725
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017		524,425
	Bear Stearns Commercial Mortgage Securities Trust(b)
58,245	Series 2004-PWR4, Class A3 5.47%, 06/11/2041		58,578
10,991	2005-T20, Class AAB 5.12%, 10/12/2042		11,154
1,500,000	Series 2005-T20, Class A4A 5.14%, 10/12/2042		1,592,760
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A , Class A1(a) 2.29%, 09/17/2018		1,026,706
1,387,500	CAL Funding II Ltd Series 2013-1A, Class A(a) 3.35%, 03/27/2028		1,370,029
52,296	Centex Home Equity Loan Trust Series 2004-A, Class AF6 4.27%, 01/25/2034		52,183
1,419,000	CLI Funding V LLC Series 2013-2A , Class NOTE(a) 3.22%, 06/18/2028		1,397,359
	Commercial Mortgage Pass Through Certificates
2,201,137	Series 2013-CR10, Class A1 1.28%, 08/10/2046		2,202,181
2,403,611	Series 2013-LC13, Class A1 1.31%, 08/10/2046		2,406,887
	Cronos Containers Program Ltd(a)
1,312,500	Series 2012-2A, Class A 3.81%, 09/18/2027		1,313,938
933,333	Series 2013-1A, Class A 3.08%, 04/18/2028		914,422
1,000,000	Enterprise Fleet Financing LLC Series 2013-2 , Class A2(a) 1.06%, 03/20/2019		1,001,630
74,333	Equity One Mortgage Pass- Through Trust Series 2004-1, Class AF6(b)(c) 4.21%, 04/25/2034		73,971
	Federal National Mortgage Association(b)
119,187	Series 2003-T4, Class 2A6 4.76%, 07/26/2033(c)		126,408
19,244	Series 2004-T9, Class A1 0.32%, 04/25/2035		19,099
933,333	Global SC Finance II SRL Series 2013-1A, Class A(a) 2.98%, 04/17/2028		904,921

Principal Amount			Fair Value

Asset-Backed Securities — (continued)
$ 633,482	GMAC Mortgage Corp Series 2007-HE2, Class A3 6.19%, 12/25/2037	$	610,803
1,480,611	GS Mortgage Securities Corp II Series 2005-GG4, Class A4A(d) 4.75%, 07/10/2039		1,533,829
3,980,000	Hertz Vehicle Financing LLC Series 2009-2A , Class A2(a) 5.29%, 03/25/2016		4,161,910
1,000,000	Honda Auto Receivables Owner Trust Series 2013-4, Class A3 0.69%, 09/18/2017		1,000,778
	HSBC Home Equity Loan Trust USA
1,200,000	Series 2006-4, Class M1 0.43%, 03/20/2036(b)		1,109,803
49,665	Series 2006-4, Class A3F 5.30%, 03/20/2036(c)		49,859
500,000	Invitation Homes Trust Series 2013-SFR1, Class A(a)(b) 1.31%, 12/17/2030		500,653
	JP Morgan Chase Commercial Mortgage Securities Trust
197,872	Series 2004-CBX, Class A5 4.65%, 01/12/2037		198,381
92,569	Series 2004-CB8, Class A1A 4.16%, 01/12/2039(a)		92,838
299,259	Series 2004-C2, Class A3 5.25%, 05/15/2041(b)		300,365
1,250,000	Series 2005-LDP2, Class A4 4.74%, 07/15/2042		1,302,189
500,000	Series 2005-LDP5, Class A4 5.20%, 12/15/2044(b)		532,718
1,750,000	Series 2011-C4, Class A2 3.34%, 07/15/2046(a)		1,825,582
	Morgan Stanley Capital I Trust
222,224	Series 2004-IQ7, Class A4 5.38%, 06/15/2038(b)		224,134
500,000	Series 2006-T21, Class A4 5.16%, 10/12/2052		533,075
392,600	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025		401,089
1,345,132	Springleaf Mortgage Loan Trust Series 2012-2A, Class A(a)(b) 2.22%, 10/25/2057		1,370,319
172,423	Structured Receivables Finance 3 LLC Series 2006-A , Class A(a) 5.55%, 01/15/2030		191,429
198,253	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a) 3.35%, 11/15/2043		206,417
730,650	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A1 1.61%, 06/15/2044(a)		735,983

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Asset-Backed Securities — (continued)
$ 250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044(a)	$	261,611
1,913,837	Series 2013-C16, Class A1 1.41%, 09/15/2046		1,924,783

TOTAL ASSET-BACKED SECURITIES — 29.56% (Cost $40,367,190)		$	40,380,430

BANK LOANS
791,667	Express Scripts Inc(b) 1.99%, 08/29/2016		791,667

TOTAL BANK LOANS — 0.58% (Cost $790,524)		$	791,667

BONDS AND NOTES
Basic Materials — 3.21%
1,750,000	Anglo American Capital PLC(a) 9.38%, 04/08/2014		1,788,794
1,000,000	Freeport-McMoRan Copper & Gold Inc 2.38%, 03/15/2018		997,557
1,447,500	Xstrata Finance Canada Ltd(a) 5.80%, 11/15/2016		1,594,806

			4,381,157

Communications — 4.27%
1,000,000	21st Century Fox America Inc 8.00%, 10/17/2016		1,177,019
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016		520,111
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016		527,643
500,000	Time Warner Cable Inc 8.25%, 02/14/2014		504,293
3,000,000	Verizon Communications Inc 2.50%, 09/15/2016		3,102,108

			5,831,174

Consumer, Cyclical — 6.89%
1,000,000	Carnival Corp 1.20%, 02/05/2016		997,236
1,500,000	Cintas Corp No 2 2.85%, 06/01/2016		1,547,242
	Daimler Finance North America LLC(a)
1,500,000	1.95%, 03/28/2014		1,503,717
1,000,000	1.88%, 09/15/2014		1,008,652
500,000	1.30%, 07/31/2015		502,934
1,000,000	Hanesbrands Inc 6.38%, 12/15/2020		1,092,500
500,000	Hasbro Inc 6.13%, 05/15/2014		510,016

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
$ 716,884	JetBlue Airways 2004-2 G-1 Pass Through Trust(b) 0.62%, 08/15/2016	$	702,546
1,000,000	Kia Motors Corp(a) 3.63%, 06/14/2016		1,044,363
500,000	Volkswagen International Finance NV(a) 1.88%, 04/01/2014		500,105

			9,409,311

Consumer, Non-cyclical — 6.11%
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014		521,546
933,000	4.10%, 03/15/2016		985,193
250,000	CareFusion Corp 5.13%, 08/01/2014		256,316
505,000	Equifax Inc 4.45%, 12/01/2014		520,825
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016		520,426
500,000	SABMiller PLC(a) 6.50%, 07/01/2016		564,079
2,000,000	Total System Services Inc 2.38%, 06/01/2018		1,945,768
1,000,000	Western Union Co 2.38%, 12/10/2015		1,023,311
1,000,000	WM Wrigley Jr Co(a) 1.40%, 10/21/2016		1,001,515
1,000,000	Zoetis Inc 1.15%, 02/01/2016		1,001,135

			8,340,114

Diversified — 0.37%
500,000	EnCana Holdings Finance Corp 5.80%, 05/01/2014		508,635

Energy — 5.96%
500,000	Hess Corp 7.00%, 02/15/2014		503,546
750,000	Husky Energy Inc 5.90%, 06/15/2014		767,657
645,540	Kern River Funding Corp(a) 4.89%, 04/30/2018		698,387
1,500,000	Petrobras International Finance Co 2.88%, 02/06/2015		1,522,503
500,000	Phillips 66 1.95%, 03/05/2015		506,965
1,500,000	Shell International Finance BV 1.90%, 08/10/2018		1,491,061
500,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		504,403
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016		542,104

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Energy — (continued)
$ 1,500,000	Transocean Inc 4.95%, 11/15/2015	$	1,606,860

			8,143,486

Financial — 29.13%
	American Express Credit Corp
170,000	5.30%, 12/02/2015		184,453
750,000	1.30%, 07/29/2016		755,803
	Bank of America Corp
500,000	4.50%, 04/01/2015		523,088
1,000,000	3.70%, 09/01/2015		1,045,311
500,000	Bank of America NA 1.13%, 11/14/2016		500,568
2,500,000	Barclays Bank PLC 5.20%, 07/10/2014		2,562,420
1,050,000	Bear Stearns Cos LLC(b) 0.63%, 11/21/2016		1,043,716
	Citigroup Inc
1,143,000	6.38%, 08/12/2014		1,181,430
952,000	4.75%, 05/19/2015		1,001,744
1,500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 3.38%, 01/19/2017		1,579,335
1,810,000	Deutsche Bank AG/London 3.88%, 08/18/2014		1,847,974
1,000,000	Duke Realty LP 5.95%, 02/15/2017		1,112,777
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016		1,050,589
	Ford Motor Credit Co LLC
2,000,000	7.00%, 04/15/2015		2,152,734
500,000	1.50%, 01/17/2017		499,776
	General Electric Capital Corp
1,750,000	0.62%, 07/10/2015(b)		1,756,104
1,393,000	4.38%, 09/21/2015(d)		1,476,396
	Goldman Sachs Group Inc
1,500,000	6.00%, 05/01/2014		1,526,785
2,000,000	5.13%, 01/15/2015		2,089,176
500,000	Harley-Davidson Financial Services Inc(a) 2.70%, 03/15/2017		512,572
500,000	HSBC Finance Corp 5.25%, 01/15/2014		500,832
1,000,000	5.00%, 06/30/2015		1,056,718
1,000,000	Hyundai Capital Services(a) 3.50%, 09/13/2017		1,033,763
	JPMorgan Chase & Co
500,000	4.75%, 03/01/2015		523,111
2,500,000	3.15%, 07/05/2016		2,620,955
250,000	Lehman Brothers Holdings Inc(e)(f) 0.00%, 10/15/2020		53,125
	Morgan Stanley
1,500,000	6.00%, 05/13/2014		1,528,606
1,000,000	3.80%, 04/29/2016		1,057,830
1,000,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015		1,026,147
2,500,000	Nomura Holdings Inc 5.00%, 03/04/2015		2,611,725

Principal Amount			Fair Value

Financial — (continued)
$ 1,750,000	Prudential Financial Inc 4.75%, 09/17/2015	$	1,864,873
1,500,000	Sumitomo Mitsui Banking Corp 1.45%, 07/19/2016		1,507,695

			39,788,131

Industrial — 5.29%
500,000	BAE Systems PLC(a) 3.50%, 10/11/2016		522,675
1,227,070	Canadian National Railway Co Financing Pass Through Trust 7.20%, 01/02/2016		1,350,848
812,611	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		897,936
1,238,925	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018		1,264,773
	Ryder System Inc
250,000	5.85%, 03/01/2014		252,135
500,000	3.15%, 03/02/2015		512,205
250,000	7.20%, 09/01/2015		274,444
500,000	TTX Co(a) 4.90%, 03/01/2015		523,737
298,457	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020		345,111
1,000,000	URS Corp(a)(b) 3.85%, 04/01/2017		1,018,725
250,000	Waste Management Inc 6.38%, 03/11/2015		266,258

			7,228,847

Technology — 2.72%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015		512,755
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014		252,117
250,000	4.75%, 06/02/2014		254,003
500,000	2.13%, 09/13/2015		509,138
1,000,000	3.30%, 12/09/2016		1,046,626
1,000,000	Xerox Corp 6.75%, 02/01/2017		1,135,748

			3,710,387

Utilities — 1.99%
500,000	Kentucky Power Co(a) 6.00%, 09/15/2017		555,170
277,000	PNPP II Funding Corp 8.83%, 05/30/2016		300,329
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017		1,098,510

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Utilities — (continued)
$ 750,000	Westar Energy Inc 6.00%, 07/01/2014	$	770,630

			2,724,639

TOTAL BONDS AND NOTES — 65.94% (Cost $89,120,393)		$	90,065,881

MORTGAGE-BACKED SECURITIES
28,775	CHL Mortgage Pass-Through Trust Series 2003-15, Class 1A1(b) 0.66%, 06/25/2018		28,333

TOTAL MORTGAGE-BACKED SECURITIES — 0.02% (Cost $25,963)		$	28,333

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 3.13%
4,185,000	Reverse repurchase agreement (principal amount/value $4,185,000 with a maturity value of $4,185,000) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 12/31/13, to be repurchased at $4,185,000 on 1/2/14, collateralized by a Federal National Mortgage Association security, 6.21%, 6/5/36, with a value of $4,269,707.		4,185,000

21,007	Undivided interest of 0.04% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $21,007 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (g)		21,007

21,007	Undivided interest of 0.09% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $21,007 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974. (g)		21,007

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 21,007	Undivided interest of 0.12% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $21,007 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949. (g)	$	21,007

4,423	Undivided interest of 0.24% in a reverse repurchase agreement (principal amount/value $1,793,212 with a maturity value of $1,793,212) with RBC Capital Markets Corp, 0.00%, dated 12/31/13 to be repurchased at $4,423 on 1/2/14 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 1/23/14 - 8/15/23, with a value of $1,829,077. (g)(h)		4,423

21,007	Undivided interest of 0.65% in a reverse repurchase agreement (principal amount/value $3,222,677 with a maturity value of $3,222,681) with BNP Paribas Securities Corp, 0.02%, dated 12/31/13 to be repurchased at $21,007 on 1/2/14 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 11/20/43 - 12/1/43, with a value of $3,287,131. (g)		21,007

TOTAL SHORT TERM INVESTMENTS — 3.13% (Cost $4,273,451)		$	4,273,451

TOTAL INVESTMENTS — 99.23% (Cost $134,577,521)		$	135,539,762

OTHER ASSETS & LIABILITIES, NET — 0.77%		$	1,046,657

TOTAL NET ASSETS — 100.00%		$	136,586,419

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2013

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $40,052,736 and $40,281,813, respectively, representing 29.49% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2013. Maturity date disclosed represents final maturity date.

(d)	All or a portion of the security is on loan at December 31, 2013.
(e)

Security in default; some interest payments received during the last 12 months. At December 31, 2013, the aggregate fair value of the securities in default was $53,125, representing 0.04% of net assets.

(f)	Security in bankruptcy at December 31, 2013.
(g)	Collateral received for securities on loan.
(h)	The rate of the reverse repurchase agreement was less than 0.01%.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Short Duration Bond Fund

ASSETS:
Investments in securities, fair value (including $86,378 of securities on loan)(a)	$131,266,311
Reverse repurchase agreements, fair value(b)	4,273,451
Cash	86,162
Subscriptions receivable	167,680
Interest receivable	1,148,179

Total Assets	136,941,783

LIABILITIES:
Payable to investment adviser	71,500
Payable upon return of securities loaned	88,451
Redemptions payable	195,413

Total Liabilities	355,364

NET ASSETS	$136,586,419

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,317,445
Paid-in capital in excess of par	133,964,233
Net unrealized appreciation on investments	962,241
Accumulated net realized gain on investments	342,500

NET ASSETS	$136,586,419

NET ASSETS BY CLASS
Initial Class	$136,573,674

Class L	$12,745

CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	13,173,120
Class L	1,326

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.37

Class L	$9.61

(a) Cost of investments	$130,304,070
(b) Cost of reverse repurchase agreements	$4,273,451

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Short Duration Bond Fund

INVESTMENT INCOME:
Interest	$3,141,444
Income from securities lending	2,270

Total Income	3,143,714

EXPENSES:
Management fees	750,255
Distribution fees - Class L	32

Total Expenses	750,287

Less amount waived by distributor - Class L	32

Net Expenses	750,255

NET INVESTMENT INCOME	2,393,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	503,132
Net change in unrealized depreciation on investments	(1,183,264)

Net Realized and Unrealized Loss on Investments	(680,132)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,713,327

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012	(a)
Great-West Short Duration Bond Fund

OPERATIONS:
Net investment income	$2,393,459	$2,303,740
Net realized gain on investments	503,132	967,430
Net change in unrealized appreciation (depreciation) on investments	(1,183,264)	1,029,970

Net Increase in Net Assets Resulting from Operations	1,713,327	4,301,140

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(6,820)	–
Class L	(1)	–

From return of capital	(6,821)	0

From net investment income
Initial Class	(2,344,906)	(2,272,175)
Class L	(249)	(322)

From net investment income	(2,345,155)	(2,272,497)

From net realized gains
Initial Class	(500,140)	(915,949)
Class L	(50)	(109)

From net realized gains	(500,190)	(916,058)

Total Distributions	(2,852,166)	(3,188,555)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	54,387,518	55,180,114
Class L	–	12,500
Shares issued in reinvestment of distributions
Initial Class	2,851,866	3,188,124
Class L	300	431
Shares redeemed
Initial Class	(31,164,945)	(22,409,959)

Net Increase in Net Assets Resulting from Capital Share Transactions	26,074,739	35,971,210

Total Increase in Net Assets	24,935,900	37,083,795

NET ASSETS:
Beginning of year	111,650,519	74,566,724

End of year	$136,586,419	$111,650,519

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,205,647	5,261,304
Class L	–	1,250
Shares issued in reinvestment of distributions
Initial Class	274,408	304,963
Class L	32	44
Shares redeemed
Initial Class	(2,982,750)	(2,137,883)

Net Increase	2,497,337	3,429,678

(a) Class L inception date was October 15, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011		2010	2009
Great-West Short Duration Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.46		$10.29		$10.30		$10.04	$9.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.26	(a)	0.28		0.38	0.42
Net realized and unrealized gain (loss)	(0.05)		0.24		0.01		0.34	0.52

Total From Investment Operations	0.15		0.50		0.29		0.72	0.94

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(b)	–		(0.02)		–	–
From net investment income	(0.20)		(0.24)		(0.28)		(0.38)	(0.42)
From net realized gains	(0.04)		(0.09)		0.00	(b)	(0.08)	–

Total Distributions	(0.24)		(0.33)		(0.30)		(0.46)	(0.42)

NET ASSET VALUE, END OF YEAR	$10.37		$10.46		$10.29		$10.30	$10.04

TOTAL RETURN(c)	1.39%		4.87%		2.87%		7.20%	10.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$136,574		$111,638		$74,567		$58,520	$49,174
Ratio of expenses to average net assets	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	1.91%		2.49%		2.70%		3.91%	4.55%
Portfolio turnover rate(d)	57%		63%		45%		53%	56%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012	(a)
Great-West Short Duration Bond Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.05	(b)
Net realized and unrealized gain (loss)	(0.06)		0.01

Total From Investment Operations	0.13		0.06

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(c)	–
From net investment income	(0.19)		(0.26)
From net realized gains	(0.04)		(0.09)

Total Distributions	(0.23)		(0.35)

NET ASSET VALUE, END OF YEAR	$9.61		$9.71

TOTAL RETURN(d) (e)	1.35%		0.55%	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$13		$13
Ratio of expenses to average net assets
Before waiver	0.86%		0.85%	(g)
After waiver	0.60%		0.60%	(g)
Ratio of net investment income to average net assets
Before waiver	1.67%		2.14%	(g)
After waiver	1.92%		2.40%	(g)
Portfolio turnover rate(h)	57%		63%

(a)	Class L inception date was October 15, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market

  Annual Report - December 31, 2013

conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

  Annual Report - December 31, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$(6,821)	$(41,483)	$48,304

  Annual Report - December 31, 2013

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$2,391,907	$2,380,613
Long-term capital gain	453,438	807,942
Return of capital	6,821	–

	$2,852,166	$3,188,555

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized appreciation on investments	1,304,741
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$1,304,741

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into reverse repurchase transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2013.

  Annual Report - December 31, 2013

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Reverse repurchase agreements (c)	$ 4,185,000	$ (4,185,000)	$ -	$ -

(a)	The gross amount of reverse repurchase agreements are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.
(c)	The gross amount of reverse repurchase agreements assets is reported in reverse repurchase agreements, fair value in the Statement of Assets and Liabilities.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $75,807,763 and $49,355,806, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $15,827,825 and $20,106,816, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $134,235,021. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $1,881,171 and gross depreciation of investments in which there was an excess of tax cost over value of $576,430 resulting in net appreciation of $1,304,741.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

  Annual Report - December 31, 2013

As of December 31, 2013 the Fund had securities on loan valued at $86,378 and received collateral of $88,451 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Short Duration Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Short Duration Bond Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)	Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)             (1)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503)

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014